Related Parties Balances and Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related Parties Balances and Transactions

Note 17 - Related Parties Balances and Transactions

The Group’s related parties are seven directors, four officers, one shareholder and two entities controlled by three of the Company’s shareholders.

A.	Balances with related parties

	December 31	December 31
	2023	2022
	US Dollars (In thousands)
Assets

Other receivables	11	2

Liabilities

Payables	22	60
Accrued expenses	31	7
Payroll and related	14	16
Stockholders’ loans	161	162

B.	Transactions with related parties

	For the years ended
	December 31	December 31
	2023	2022
	US Dollars (In thousands)
Subcontractors and professional expenses (1)	347	461
Salaries and related expenses (2)	439	651
Stock based compensation (3)	1459	1,105
Rent and Maintenance (4)	80	51
Interest expenses, see note 8	5	6

(1)	For the years ended December 31, 2023, and 2022, the Company paid to two directors and one shareholder of the Parent Company an aggregate consideration of US$161 thousand and US$220 thousand, respectively, in respect of research and development services.

For the years ended December 31, 2023, and 2022, the Company paid to one shareholder of the Parent Company and his relative an aggregate consideration of

IR-Med, Inc.

Notes to the Consolidated Financial Statements

Note 17 - Related Parties Balances and Transactions (Cont’d)

B.	Transactions with related parties (cont’d)

US$150 thousand and US$111 thousand, respectively in respect to consulting services.

For the years ended December 31, 2023, and 2022, the Company paid to the Parent Company non-employee directors an aggregate consideration of US$36 thousand and US$130 thousand with respect of their services.

(2)	For the year ended December 31, 2023, the Company paid to four of its officers, salary and related expenses totaled to US$439 thousand.

For the year ended December 31, 2022, the Company paid to one director of the Parent Company and four of its officers, salary and related expenses totaled to US$651 thousand, respectively, in respect thereof.

(3)	Following the adoption of the 2020 Incentive Stock Plan by the Parent Company on December 23, 2020, and the adoption of the sub plan (the “Israeli appendix”) on April 29, 2021, the Parent Company granted during the year 2023 to its officer and shareholder and his relative 1,636,000 options to purchase shares of Common Stock (See also note 9-C).

The Parent Company granted during the year 2022 to its directors, officers and a shareholder 5,200,000 options to purchase shares of Common Stock (See also note 9-C).

(4)	For the years ended December 31, 2023, and 2022, the Company paid a yearly amount of US$80 thousand and US$ 51 to an entity controlled by two of the Company’s directors for rent and office services, respectively.